Financial Risk Management - Additional Information (Detail) € in Millions, SFr in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Jun. 30, 2019 CHF (SFr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of liquidity risk [line items]
Liquidity value			€ 588.0
Cash and cash equivalents			213.0			€ 164.0	€ 269.0
Undrawn facilities			375.0
Revolving credit facilities outstanding			314.0
Forward contract [member]
Disclosure of liquidity risk [line items]
Total nominal amount forward contracts | SFr				SFr 174
Realized gain / loss of the net investment hedge	€ (2.8)
Derivative classified as cash flow hedge [member]
Disclosure of liquidity risk [line items]
Nominal amount hedging instrument | $		$ 296			$ 369
Pan US ABL facility (due 2022) [member]
Disclosure of liquidity risk [line items]
Borrowing base | $		$ 374
French inventory facility [member]
Disclosure of liquidity risk [line items]
Borrowing base			€ 78.0
Top of range [member] | Derivative classified as cash flow hedge [member]
Disclosure of liquidity risk [line items]
Maturity period	2022
Bottom of range [member] | Derivative classified as cash flow hedge [member]
Disclosure of liquidity risk [line items]
Maturity period	2019